ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2014
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
7.
ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables summarize the changes in OCI for 2014:

(in thousands)	Cash Flow Hedges(a)	Pension Items(a)	Foreign Currency Items	Total
Balance as of December 31, 2013	$(99)	$(6,768)	$12,869	$6,002
Other comprehensive income before reclassifications	554	(387)	(93,151)	(92,984)
Amounts reclassified from OCI	(131)	1,985	—	1,854
Balance as of December 31, 2014	$324	$(5,170)	$(80,282)	$(85,128)
(a) Cash Flow Hedges and Pension Items are net of tax.

See Note 6, Retirement Plans, for more information on the pension items reclassified out of OCI and into Selling and Administrative expenses in the Statement of Earnings during 2014. See Note 4, Derivative Instruments and Hedging Activity, for additional information on the Company’s cash flow hedges.